CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 35,168	$ 2,586
Marketable securities	8,519	9,656
Accounts receivable	26,306	22,376
Loan receivable	220,380
Total current assets	290,373	34,618
Oil and gas property	63,970	78,387
Total assets	354,343	113,005
Current liabilities:
Accounts payable and accrued liabilities	88,232	86,814
Loan payable	153,198	129,952
Due to related party	696,717	511,433
Total current liabilities	938,147	728,199
Asset retirement obligation	4,185	3,910
Total liabilities	942,332	732,109
Stockholders' equity (deficit):
Preferred stock value
Common stock value	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive income (loss)	(94,267)	(46,958)
Deficit	(2,862,203)	(2,940,627)
Total stockholders' equity (deficit)	(587,989)	(619,104)
Total liabilities and stockholders' equity (deficit)	$ 354,343	$ 113,005